Share-Based Payments	12 Months Ended
Dec. 31, 2013
Share-Based Payments
17.	SHARE-BASED PAYMENTS

Stock related award incentive plan of 1999

On September 1, 1999, the Company’s shareholders approved the 1999 Stock Related Award Incentive Plan (the “1999 Plan”). Under the 1999 Plan, the Company may issue up to 12% of the fully diluted ordinary shares of the Company to its directors and employees. The purpose of the 1999 Plan is to provide additional incentive and motivation to its directors and employees, through an equity interest in the Company, to work towards increasing the value of the Company. The 1999 Plan provides for accelerated vesting, subject to certain conditions, if there is a change in control. The 1999 Plan has no stated expiry date.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors. The awards are typically subject to a 3-year to a 4-year service vesting condition and expire 10 or 15 years after the grant date. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions including a non-compete condition for a period of 2 years after cessation of employment with the Group. The non-compete condition does not give rise to an in-substance service condition.

Starting from December 31, 2006, the Company awarded Special Stock Options to its employees and directors. Terms for Special Stock Options are the same as other option grants except the underlying ordinary shares to be received upon exercise of the vested options do not have any entitlement to vote. Every two Special Stock Options is exercisable into one Class A ordinary share. The Special Stock Options have been accounted for as equity awards and measured at the date on which the terms of the grant was communicated to the grantee (the “grant date”). These Special Stock Options vest 10% after the first year of service, 20% after the second year of service, 40% after the third year of service and 30% after the fourth year of service. The contractual life of the Special Stock Option is ten years from the date of grant.

Stock related award incentive plan of 2010

On August 4, 2010, the Group’s board of directors and shareholders approved the 2010 Stock Related Award Incentive Plan (the “2010 Plan”). Under the 2010 Plan, the Group may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2010 Plan was to recognize and acknowledge the contributions made to the Group by eligible employees and to promote the success of the Group’s business. The 2010 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors. The awards are typically subject to a 4-year service vesting condition and multiple performance conditions with a contractual life of 10 years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

A summary of the equity award activity under the 1999 Plan and 2010 Plan for the year ended December 31, 2013 was stated below:

Options Granted to Employees and Directors	Number of Shares (*)	Weighted- Average per Share Exercise Price	Weighted- Average Grant-date Fair Value per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, December 31, 2012	9,526,853	8.76	3.64	7.72	US$	154,723

Granted	—	—	—
Forfeited	(126,090)	12.07	4.56
Expired	(55,372)	10.92	4.20
Exercised	(1,427,160)	8.70	3.62
Outstanding, December 31, 2013	7,918,231	8.70	3.62	6.80	US$	583,631

Vested and expected to vest at December 31, 2013	7,918,231	8.70	3.62	6.80	US$	583,631

Exercisable at December 31, 2013	5,373,167	7.08	3.08	6.29	US$	404,777

*	Included both Class A and Class B ordinary shares.

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share at December 31, 2013 and the exercise price.

The weighted average grant-date fair value per share of options granted for the three years ended December 31, 2011, 2012 and 2013 was nil, US$4.29 and nil, respectively. Total intrinsic value of options exercised for the three years ended December 31, 2011, 2012 and 2013 was US$29,373, US$42,458 and US$44,401, respectively.

As of December 31, 2013, there was US$8,569 of unrecognized share-based compensation cost related to equity awards that are expected to be recognized over a weighted-average vesting period of 1.95 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The fair value for stock options granted during the year ended December 31, 2012 under the 2010 Plan was estimated using the binomial option pricing model. The volatility assumption was estimated based on the price volatility of the shares of comparable companies in the internet media business because the Company did not have sufficient trading history and therefore did not have data to calculate expected volatility of the price of the underlying ordinary shares over the expected term of the option. The expected term was estimated based on the resulting output of the binomial option pricing model. The risk-free rate was based on the market yield of US Treasury Bonds & Notes with maturity terms equal to the expected term of the option awards. Forfeitures were estimated based on historical experience. The suboptimal exercise factors of 1.5 and 2.5 for the employees and directors, respectively, are based on the Company’s research on the early exercise behavior of employees and directors with stock options. The dividend yield of 8.35% and 11.15% are based on the Company’s estimated dividend distribution for the stock options granted during the year ended December 31, 2012.

The assumptions used to estimate the fair values of the share options granted were as follows:

For the Years Ended December 31,
	2011	2012	2013

Risk-free interest rate	—	1.5%-1.8%	—
Dividend yield	—	8.35% and 11.15%	—
Expected volatility range	—	59.88%-61.64%	—
Weighted average expected life	—	8.15 years	—
Estimated forfeiture rate	—	0%	—
Fair value of ordinary share	—	$4.10-$9.00	—
Suboptimal exercise factor	—	1.5-2.5	—

Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Cost of revenues	1,103	1,162	1,143
Selling expenses	1,506	1,626	1,621
General and administrative expenses	4,561	4,361	4,264

	7,170	7,149	7,028

Ordinary share payment

On May 11, 2011, the Group issued 704 ordinary shares to Digital Link Investment Limited which is owned by Mr. Shan Li, an independent director of the Group, in exchange for his services provided to the Group. Share-based compensation expense of US$6 has been determined by reference to the market value of the Group’s shares at the issuance date, and has been fully recognized as an expense upon the issuance of the ordinary shares.